Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax asset:
Net operating loss carry forwards	$ 308,000	$ 514,000
Valuation allowance	(308,000)	(514,000)
Deferred income tax asset